Fair Value Measurement - Additional Information (Detail)	12 Months Ended
Sep. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected volatility rate	5.00%
Discount for postvesting restrictions	16.80%
Fair value assumptions, expected term	3 months 26 days